Note 13 - 401(K) Plans	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Retirement Benefits [Text Block]

Note 13.         401(k) Plans

We have two 401(k) Savings Plans that qualify as deferred salary arrangements under Section 401(k) of the Internal Revenue Code. Under these 401(k) Plans, matching contributions are based upon the amount of the employees’ contributions subject to certain limitations. We recognized expense of $195,367 and $85,199 for the years ended December 31, 2022 and 2021, respectively, which is included in cost of professional fees and selling, general and administrative expenses on the consolidated statements of operations.